Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 171,327	¥ 171,056	¥ 150,218
Administration fees	76,157	79,572	63,215
Custodial fees	24,200	19,357	16,614
Total	¥ 271,684	¥ 269,985	¥ 230,047